Composition of Certain Financial Statement Items - Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Composition of Certain Financial Statement Items
Payroll and commissions payable	$ 3,619	$ 2,871	$ 1,861
Vacation	946	723	564
Other accrued expenses	397	438	279
Total accrued expenses	$ 4,962	$ 4,032	$ 2,704